Segment information - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of geographical areas [line items]
Net sales	€ 36,126	€ 34,463	[1]	€ 35,072	[1]
Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	25,708	24,685		25,173
Pharmaceuticals | Primary care
Disclosure of geographical areas [line items]
Net sales	15,277	16,416		18,495
Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	3,012	3,565		4,625
Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	883	840		816
Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	258	261		171
Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	347	350		339
Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	1,359	1,465		1,574
Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	1,334	1,440		1,470
Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	1,075	1,490		1,769
Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	10,431	8,269		6,678
Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	1,879	1,647		1,567
Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	708	711		731
Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	918	840		789
Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	813	755		722
Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	684	608		0
Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	484	422		386
Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	2,074	788		219
Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	4,687	4,660		4,798
Consumer Healthcare | Allergy, Cough & Cold
Disclosure of geographical areas [line items]
Net sales	1,179	1,124		1,205
Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	1,259	1,254		1,261
Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	1,004	986		954
Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	657	675		685
Vaccines
Disclosure of geographical areas [line items]
Net sales	5,731	5,118		5,101
Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	1,946	1,749		1,827
Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	1,891	1,708		1,589
Europe
Disclosure of geographical areas [line items]
Net sales	8,852	9,434		9,525
Europe | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	6,724	7,303		7,485
Europe | Pharmaceuticals | Primary care
Disclosure of geographical areas [line items]
Net sales	4,552	5,299		5,620
Europe | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	584	684		760
Europe | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	334	290		217
Europe | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	107	86		46
Europe | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	40	43		42
Europe | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	709	870		951
Europe | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	139	147		150
Europe | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	130	568		751
Europe | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	2,172	2,004		1,865
Europe | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	412	385		387
Europe | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	246	270		281
Europe | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	382	374		352
Europe | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	184	175		163
Europe | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	0	0		0
Europe | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	168	158		148
Europe | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	200	75		2
Europe | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,311	1,403		1,410
Europe | Consumer Healthcare | Allergy, Cough & Cold
Disclosure of geographical areas [line items]
Net sales	324	347		350
Europe | Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	499	521		513
Europe | Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	307	314		307
Europe | Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	121	125		118
Europe | Vaccines
Disclosure of geographical areas [line items]
Net sales	817	728		630
Europe | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	299	296		300
Europe | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	218	177		113
USA
Disclosure of geographical areas [line items]
Net sales	12,756	11,540		11,855
USA | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	8,937	7,897		8,152
USA | Pharmaceuticals | Primary care
Disclosure of geographical areas [line items]
Net sales	3,004	3,510		4,949
USA | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	1,149	1,614		2,542
USA | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	289	344		455
USA | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	112	154		116
USA | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	295	296		286
USA | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	33	38		58
USA | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	0	0		1
USA | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	152	124		150
USA | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	5,933	4,387		3,203
USA | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	1,351	1,157		1,084
USA | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	184	174		177
USA | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	331	284		262
USA | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	410	383		369
USA | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	517	500		0
USA | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	212	179		159
USA | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	1,669	660		216
USA | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,086	1,066		1,133
USA | Consumer Healthcare | Allergy, Cough & Cold
Disclosure of geographical areas [line items]
Net sales	323	303		367
USA | Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	185	165		167
USA | Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	157	195		188
USA | Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	38	37		40
USA | Vaccines
Disclosure of geographical areas [line items]
Net sales	2,733	2,577		2,570
USA | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	380	397		435
USA | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	1,289	1,233		1,128
Other countries
Disclosure of geographical areas [line items]
Net sales	14,518	13,489		13,692
Other countries | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	10,047	9,485		9,536
Other countries | Pharmaceuticals | Primary care
Disclosure of geographical areas [line items]
Net sales	7,721	7,607		7,926
Other countries | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	1,279	1,267		1,323
Other countries | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	260	206		144
Other countries | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	39	21		9
Other countries | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	12	11		11
Other countries | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	617	557		565
Other countries | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	1,195	1,293		1,319
Other countries | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	793	798		868
Other countries | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	2,326	1,878		1,610
Other countries | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	116	105		96
Other countries | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	278	267		273
Other countries | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	205	182		175
Other countries | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	219	197		190
Other countries | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	167	108		0
Other countries | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	104	85		79
Other countries | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	205	53		1
Other countries | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	2,290	2,191		2,255
Other countries | Consumer Healthcare | Allergy, Cough & Cold
Disclosure of geographical areas [line items]
Net sales	532	474		488
Other countries | Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	575	568		581
Other countries | Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	540	477		459
Other countries | Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	498	513		527
Other countries | Vaccines
Disclosure of geographical areas [line items]
Net sales	2,181	1,813		1,901
Other countries | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	1,267	1,056		1,092
Other countries | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	€ 384	€ 298		€ 348

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).